Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premiums
Direct	$ 1,015	$ 890	$ 832
Assumed from other companies
Ceded to other companies	(291)	(255)	(301)
Premiums	724	635	531
Life, accident and health insurance in force
Direct	228,095	216,002	209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)
Life, accident and health insurance	$ 169,791	$ 156,112	$ 149,238